Future operations and going concern (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating income/(loss)	$ 2,583	$ (5,041)	$ (8,585)
Working capital	$ 6,200	$ 500	$ (300)